Land Use Rights, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) - Land Use Rights [Member]	Sep. 30, 2025 USD ($)
Land Use Rights, Net - Schedule of Estimated Future Amortization Expense for Land Use Rights (Details) [Line Items]
2026	$ 123,847
2027	123,847
2028	123,847
2029	123,847
2030	123,847
Thereafter	684,245
Total	$ 1,303,480